UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Core Equity Fund

11/30/07
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07

Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace – 2.8%
Lockheed Martin Corp. (l)	101,350	$11,216,403
Precision Castparts Corp.	60,780	8,955,325
United Technologies Corp.	202,160	15,115,503

		$35,287,231
Airlines – 0.3%
Southwest Airlines Co. (l)	256,150	$3,624,523
Apparel Manufacturers – 0.7%
NIKE, Inc., “B”	98,660	$6,477,029
Quiksilver, Inc. (a)(l)	233,730	2,477,538

		$8,954,567
Biotechnology – 2.2%
Amgen, Inc. (a)(l)	116,770	$6,451,543
Celgene Corp. (a)(l)	71,050	4,373,128
Genzyme Corp. (a)	227,921	17,078,121

		$27,902,792
Broadcasting – 2.0%
News Corp., “A” (l)	623,140	$13,129,560
Walt Disney Co.	340,810	11,297,852

		$24,427,412
Brokerage & Asset Managers – 3.9%
Affiliated Managers Group, Inc. (a)(l)	25,500	$3,168,375
Bolsa de Mercadorias & Futuros (a)	11,400	154,791
Charles Schwab Corp.	533,100	12,959,661
Deutsche Boerse AG	52,920	9,931,461
Goldman Sachs Group, Inc. (l)	46,210	10,473,034
Invesco Ltd., ADR (a)	94,100	2,470,125
TD AMERITRADE Holding Corp. (a)(l)	499,010	9,326,497

		$48,483,944
Business Services – 1.8%
Bright Horizons Family Solutions, Inc. (a)(l)	230,400	$8,706,816
Corporate Executive Board Co. (l)	69,680	4,674,831
Fidelity National Information Services, Inc. (l)	116,860	5,050,689
Satyam Computer Services Ltd., ADR (l)	161,500	4,224,840

		$22,657,176
Cable TV – 0.6%
Cablevision Systems Corp., “A” (a)(l)	121,310	$3,279,009
Comcast Corp., “Special A” (a)(l)	231,180	4,672,148

		$7,951,157
Chemicals – 1.1%
3M Co.	55,880	$4,652,569
PPG Industries, Inc. (l)	128,110	8,793,470

		$13,446,039
Computer Software – 3.9%
ACI Worldwide, Inc. (a)(l)	186,390	$4,255,284
CommVault Systems, Inc. (a)(l)	191,110	4,256,020
Microsoft Corp.	474,800	15,953,280
MSC.Software Corp. (a)(l)	1,325,091	17,504,452
VeriSign, Inc. (a)	179,575	7,344,618

		$49,313,654

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 3.6%
Cray, Inc. (a)(l)	949,610	$5,536,226
EMC Corp. (a)(l)	659,400	12,706,638
International Business Machines Corp.	155,630	16,369,163
Network Appliance, Inc. (a)(l)	441,729	10,915,124

		$45,527,151
Construction – 0.6%
D.R. Horton, Inc.	141,890	$1,698,423
Masco Corp. (l)	249,180	5,581,632

		$7,280,055
Consumer Goods & Services – 2.3%
Colgate-Palmolive Co. (l)	141,570	$11,336,926
Procter & Gamble Co.	230,640	17,067,360

		$28,404,286
Containers – 0.5%
Owens-Illinois, Inc. (a)	150,690	$6,764,474
Electrical Equipment – 3.8%
Danaher Corp. (l)	352,350	$30,591,027
Rockwell Automation, Inc.	205,730	13,967,010
WESCO International, Inc. (a)(l)	81,580	3,302,358

		$47,860,395
Electronics – 3.7%
Applied Materials, Inc.	403,170	$7,591,691
Flextronics International Ltd. (a)	315,043	3,767,914
Hittite Microwave Corp. (a)(l)	104,160	4,498,670
Intel Corp.	634,310	16,542,805
Marvell Technology Group Ltd. (a)(l)	326,840	4,882,990
National Semiconductor Corp. (l)	94,400	2,157,984
PLX Technology, Inc. (a)(l)	268,800	2,644,992
SanDisk Corp. (a)(l)	129,860	4,861,958

		$46,949,004
Energy - Independent – 1.0%
Apache Corp.	94,360	$9,133,104
CONSOL Energy, Inc.	60,330	3,576,362

		$12,709,466
Energy - Integrated – 6.3%
Exxon Mobil Corp. (l)	545,632	$48,648,549
Hess Corp.	184,390	13,132,256
Marathon Oil Corp.	303,760	16,980,184

		$78,760,989
Engineering - Construction – 0.7%
Fluor Corp. (l)	34,770	$5,117,101
North American Energy Partners, Inc. (a)	293,830	3,790,407

		$8,907,508
Food & Beverages – 3.4%
Dean Foods Co. (l)	184,520	$4,601,929
Diamond Foods, Inc.	127,780	2,556,878
General Mills, Inc.	176,500	10,616,475
Hain Celestial Group, Inc. (a)(l)	144,090	4,766,497
PepsiCo, Inc.	251,439	19,406,062

		$41,947,841

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 1.0%
CVS Caremark Corp.	317,410	$12,724,967
Gaming & Lodging – 1.2%
International Game Technology (l)	86,030	$3,756,070
Marriott International, Inc., “A” (l)	85,320	3,199,500
Melco PBL Entertainment Ltd., ADR (a)(l)	104,370	1,512,321
MGM Mirage (a)(l)	13,220	1,143,530
Penn National Gaming, Inc. (a)(l)	27,250	1,622,738
Royal Caribbean Cruises Ltd. (l)	90,640	3,676,358

		$14,910,517
General Merchandise – 0.9%
99 Cents Only Stores (a)(l)	322,630	$2,600,398
Macy’s, Inc. (l)	181,070	5,368,726
Stage Stores, Inc. (l)	188,235	3,184,936

		$11,154,060
Health Maintenance Organizations – 1.2%
UnitedHealth Group, Inc.	147,930	$8,136,150
WellPoint, Inc. (a)(l)	87,030	7,328,796

		$15,464,946
Insurance – 4.6%
Allied World Assurance Co. Holdings Ltd. (l)	164,000	$7,589,920
Chubb Corp.	248,210	13,539,856
Genworth Financial, Inc., “A” (l)	146,820	3,852,557
Hartford Financial Services Group, Inc. (l)	203,430	19,390,948
MetLife, Inc. (l)	115,790	7,594,666
Prudential Financial, Inc. (l)	53,650	5,050,611

		$57,018,558
Internet – 1.6%
Google, Inc., “A” (a)(l)	29,600	$20,512,800
Leisure & Toys – 1.0%
Ubisoft Entertainment S.A. (a)	144,895	$12,620,625
Machinery & Tools – 1.4%
Bucyrus International, Inc., “A” (l)	51,600	$4,525,836
Eaton Corp.	100,840	9,006,020
Timken Co. (l)	141,340	4,507,333

		$18,039,189
Major Banks – 5.4%
Bank of America Corp.	417,240	$19,247,281
Bank of New York Mellon Corp. (l)	293,068	14,055,541
JPMorgan Chase & Co.	381,490	17,403,574
State Street Corp. (l)	211,110	16,865,578

		$67,571,974
Medical & Health Technology & Services – 0.5%
MWI Veterinary Supply, Inc. (a)	144,142	$6,065,495

Medical Equipment – 2.7%
Advanced Medical Optics, Inc. (a)(l)	222,850	$5,620,277
Aspect Medical Systems, Inc. (a)(l)	418,990	6,226,191
Boston Scientific Corp. (a)(l)	952,750	12,033,233
Cooper Cos., Inc. (l)	58,080	2,499,182
Cyberonics, Inc. (a)(l)	217,320	2,964,245
NxStage Medical, Inc. (a)(l)	189,570	2,437,870

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Thoratec Corp. (a)(l)	126,230	$2,472,846

		$34,253,844
Metals & Mining – 1.4%
BHP Billiton PLC	535,390	$17,696,131
Natural Gas - Distribution – 1.1%
Questar Corp. (l)	128,770	$6,882,757
Sempra Energy	115,680	7,243,882

		$14,126,639
Natural Gas - Pipeline – 0.6%
Williams Cos., Inc. (l)	224,040	$7,776,428
Network & Telecom – 2.4%
Cisco Systems, Inc. (a)	347,820	$9,745,916
Motorola, Inc.	279,510	4,463,775
NICE Systems Ltd., ADR (a)(l)	172,114	5,607,474
Polycom, Inc. (a)(l)	136,260	3,307,030
Sonus Networks, Inc. (a)(l)	1,076,560	7,083,765

		$30,207,960
Oil Services – 2.7%
Exterran Holdings, Inc. (a)(l)	45,190	$3,617,008
Halliburton Co.	231,000	8,456,910
National Oilwell Varco, Inc. (a)	46,760	3,186,694
Natural Gas Services Group, Inc. (a)	75,310	1,358,592
Noble Corp. (l)	122,400	6,380,712
Schlumberger Ltd.	98,810	9,233,795
TETRA Technologies, Inc. (a)	80,700	1,275,867

		$33,509,578
Other Banks & Diversified Financials – 2.9%
American Express Co.	339,720	$20,036,686
East West Bancorp, Inc. (l)	153,580	4,138,981
Euro Dekania Ltd. (a)(z)	492,120	6,806,759
Oaktree Capital Management LLC, “A” (a)(z)	154,400	5,056,600

		$36,039,026
Pharmaceuticals – 5.8%
Abbott Laboratories	405,160	$23,300,752
Bristol-Myers Squibb Co.	241,360	7,151,497
Medicis Pharmaceutical Corp., “A” (l)	147,610	3,970,709
Merck & Co., Inc.	538,430	31,961,205
Schering-Plough Corp.	193,390	6,053,107

		$72,437,270
Railroad & Shipping – 0.4%
Burlington Northern Santa Fe Corp.	58,120	$4,854,182
Real Estate – 1.6%
Mack-Cali Realty Corp., REIT (l)	387,270	$13,821,666
Maguire Properties, Inc., REIT (l)	260,380	6,582,406

		$20,404,072
Restaurants – 1.0%
Panera Bread Co., “A” (a)(l)	112,080	$4,491,046
Red Robin Gourmet Burgers, Inc. (a)(l)	149,020	5,895,231
Texas Roadhouse, Inc., “A” (a)(l)	180,970	2,278,412

		$12,664,689

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.0%
Air Products & Chemicals, Inc.	62,460	$6,186,038
Praxair, Inc. (l)	78,630	6,713,429

		$12,899,467
Specialty Stores – 2.9%
CarMax, Inc. (a)(l)	159,720	$3,652,796
Dick’s Sporting Goods, Inc. (a)(l)	118,340	3,699,308
Ethan Allen Interiors, Inc. (l)	134,360	3,837,322
GameStop Corp., “A” (a)(l)	75,620	4,344,369
Lowe’s Cos., Inc. (l)	338,970	8,274,258
Nordstrom, Inc. (l)	116,680	3,913,447
Staples, Inc. (l)	176,310	4,178,547
Urban Outfitters, Inc. (a)(l)	159,750	4,185,450

		$36,085,497
Telecommunications – Wireless – 0.4%
Rogers Communications, Inc., “B”	128,330	$5,327,801
Telephone Services – 2.7%
AT&T, Inc.	617,960	$23,612,252
Embarq Corp.	71,360	3,635,792
Qwest Communications International, Inc. (a)(l)	649,210	4,304,262
TELUS Corp. (non-voting shares)	55,160	2,551,780

		$34,104,086
Tobacco – 1.7%
Altria Group, Inc.	268,260	$20,806,246
Trucking – 0.9%
FedEx Corp. (l)	91,490	$9,009,020
Landstar System, Inc. (l)	59,740	2,376,457

		$11,385,477
Utilities - Electric Power – 3.4%
American Electric Power Co., Inc. (l)	170,490	$8,127,258
DPL, Inc. (l)	219,560	6,648,277
Entergy Corp.	53,170	6,355,942
NRG Energy, Inc. (a)(l)	192,750	8,170,673
Public Service Enterprise Group, Inc.	74,760	7,157,522
Westar Energy, Inc. (l)	249,200	6,456,772

		$42,916,444

Total Common Stocks		$1,250,737,632
Short-Term Obligations – 0.5%
General Electric Capital Corp., 4.6%, due 12/03/07	$5,818,000	$5,816,513
Collateral for Securities Loaned – 22.2%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	277,551,890	$277,551,890

Total Investments(k)		$1,534,106,035
Other Assets, Less Liabilities – (22.3)%		(277,969,543)

Net Assets – 100.0%		$1,256,136,492

(a)	Non-income producing security.

(k)	As of November 30, 2007, the fund had two securities that were fair valued, aggregating $11,863,359 and 0.77% of market value, in accordance with the policies adopted by the Board of Trustees.

(l)	All or a portion of this security is on loan.

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
Euro Dekania Ltd.	3/08/07 - 6/25/07	$7,015,361	$6,806,759
Oaktree Capital Management LLC, “A”	5/21/07 - 6/25/07	6,767,056	5,056,600

Total Restricted Securities			$11,863,359
% of Net Assets			0.9%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Core Equity Fund

Supplemental Information (Unaudited) 11/30/07

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,483,097,332

Gross unrealized appreciation	$109,066,182
Gross unrealized depreciation	(58,057,479)

Net unrealized appreciation (depreciation)	$51,008,703

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Securities Lending Collateral

At November 30, 2007, the value of securities loaned was $279,093,394. These loans were collateralized by cash of $277,551,890 and U.S. Treasury obligations of $8,204,359.

MFS® Research International Fund

11/30/07
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT®

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07

Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace – 0.6%
Finmeccanica S.p.A.	1,087,610	$32,474,381
Alcoholic Beverages – 1.2%
Heineken N.V.	960,150	$63,070,962
Apparel Manufacturers – 3.7%
Adidas AG (l)	1,329,340	$88,470,514
Billabong International Ltd. (l)	1,373,512	18,205,999
LVMH Moet Hennessy Louis Vuitton S.A. (l)	700,250	85,006,996

		$191,683,509
Automotive – 3.7%
Bayerische Motoren Werke AG (l)	769,650	$46,975,007
Bridgestone Corp.	2,333,900	44,408,245
Compagnie Generale des Etablissements Michelin (l)	372,710	44,203,271
Yamaha Motor Co. Ltd.	1,921,500	52,205,749

		$187,792,272
Biotechnology – 0.4%
Actelion Ltd. (a)(l)	428,359	$18,992,312
Broadcasting – 2.8%
Antena 3 de Television S.A. (l)	1,178,995	$18,067,421
Grupo Televisa S.A., ADR	1,461,140	35,315,754
WPP Group PLC	7,339,770	92,692,162

		$146,075,337
Brokerage & Asset Managers – 1.8%
EFG International	442,455	$18,013,485
Nomura Holdings, Inc. (l)	4,268,900	76,349,001

		$94,362,486
Business Services – 2.1%
Bunzl PLC	1,692,080	$24,918,742
Intertek Group PLC	1,500,960	27,938,938
JFE Shoji Holdings, Inc.	1,548,000	10,109,992
Mitsubishi Corp.	1,029,100	29,744,487
Mitsui & Co. Ltd.	732,000	16,919,872

		$109,632,031
Chemicals – 1.6%
Makhteshim-Agan Industries Ltd. (a)	3,592,460	$30,641,199
Syngenta AG	212,484	52,317,915

		$82,959,114
Computer Software – 1.3%
SAP AG (l)	792,050	$40,505,409
Trend Micro, Inc. (a)	586,500	23,585,579

		$64,090,988
Computer Software - Systems – 0.2%
HCL Technologies Ltd.	1,396,000	$11,352,959
Conglomerates – 1.9%
Siemens AG (l)	628,780	$95,455,015
Construction – 1.5%
CRH PLC	793,190	$29,987,424
Geberit AG	336,655	46,371,540

		$76,358,964

1

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Goods & Services – 2.8%
Henkel KGaA, IPS	595,318	$32,901,714
Kao Corp.	1,658,000	50,118,123
Kimberly-Clark de Mexico S.A. de C.V., “A”	3,358,150	13,890,551
Reckitt Benckiser Group PLC	825,140	49,047,590

		$145,957,978
Electrical Equipment – 2.1%
OMRON Corp.	1,652,100	$43,208,247
Schneider Electric S.A. (l)	447,490	62,470,959

		$105,679,206
Electronics – 4.4%
ARM Holdings PLC	8,590,010	$23,410,018
Funai Electric Co. Ltd. (l)	302,500	12,849,305
Konica Minolta Holdings, Inc.	881,500	16,896,950
Nippon Electric Glass Co. Ltd.	1,760,000	29,532,765
Royal Philips Electronics N.V.	1,127,470	47,295,378
Samsung Electronics Co. Ltd.	92,994	57,268,900
Taiwan Semiconductor Manufacturing Co. Ltd.	10,369,000	19,529,532
Venture Corp. Ltd.	2,334,000	20,452,097

		$227,234,945
Energy - Independent – 1.4%
INPEX Holdings, Inc. (l)	2,830	$29,321,655
OMV AG	237,400	16,869,704
PTT Public Co. Ltd.	2,199,500	23,653,682

		$69,845,041
Energy - Integrated – 7.2%
OAO Gazprom, ADR	740,720	$39,035,944
Petroleo Brasileiro S.A., ADR	304,120	29,286,756
Royal Dutch Shell PLC, “A”	2,999,870	121,304,843
Statoil A.S.A.	1,732,420	56,264,655
TOTAL S.A. (l)	1,526,760	123,419,374

		$369,311,572
Food & Beverages – 2.8%
Nestle S.A.	279,561	$134,207,075
Nong Shim Co. Ltd. (a)	43,745	8,466,919

		$142,673,994
Insurance – 2.4%
AXA (l)	2,067,680	$84,526,286
Old Mutual PLC	10,625,210	36,845,740

		$121,372,026
Internet – 0.2%
Universo Online S.A., IPS (a)	1,672,100	$11,724,240
Machinery & Tools – 2.4%
Bucyrus International, Inc., “A” (l)	1,090,693	$95,664,683
KOMATSU Ltd.	969,800	29,538,092

		$125,202,775
Major Banks – 14.7%
Australia & New Zealand Banking Group Ltd.	585,700	$14,585,046
Barclays PLC	6,913,470	80,056,513
BNP Paribas (l)	607,363	68,583,838
BOC Hong Kong Holdings Ltd.	25,344,000	66,239,889

2

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Credit Agricole S.A. (l)	2,350,014	$82,619,198
DBS Group Holdings Ltd.	2,363,000	32,806,976
Deutsche Postbank AG (l)	568,240	49,852,399
Erste Bank der Oesterreichischen Sparkassen AG (l)	680,618	49,460,694
Royal Bank of Scotland Group PLC	8,780,107	82,890,486
Standard Bank Group Ltd.	1,679,400	25,950,993
Standard Chartered PLC	1,446,432	56,941,925
Sumitomo Mitsui Financial Group, Inc.	7,114	62,147,347
UniCredito Italiano S.p.A.	10,081,790	85,910,722

		$758,046,026
Metals & Mining – 5.3%
BHP Billiton PLC	3,707,450	$122,541,550
Companhia Vale do Rio Doce	1,077,600	37,599,065
Steel Authority of India Ltd.	17,213,240	112,336,754

		$272,477,369
Natural Gas - Distribution – 0.9%
Gaz de France (l)	439,191	$24,594,382
Tokyo Gas Co. Ltd.	4,260,390	21,217,812

		$45,812,194
Oil Services – 0.5%
Saipem S.p.A.	611,650	$24,619,158
Other Banks & Diversified Financials – 6.8%
Aeon Credit Service Co. Ltd.	1,866,000	$31,001,263
Anglo Irish Bank Corp. PLC	1,891,720	31,979,846
Bank of Cyprus Public Co. Ltd.	1,430,196	28,050,324
CSU Cardsystem S.A. (a)	1,546,930	5,233,909
First City Monument Bank PLC	31,219,300	4,580,843
Fortis, Inc. (a)	1,067,260	15,621
Fortis, Inc.	1,564,060	41,915,946
Hana Financial Group, Inc.	678,680	32,064,416
Macquarie Group Ltd. (l)	687,809	49,519,607
UBS AG	1,396,652	70,629,029
Unione di Banche Italiane Scpa	1,983,314	56,548,092

		$351,538,896
Pharmaceuticals – 6.5%
Astellas Pharma, Inc.	764,400	$33,971,805
Bayer AG (l)	654,580	53,978,038
Merck KGaA	506,060	65,721,886
Novartis AG (l)	1,637,520	93,161,004
Roche Holding AG	454,000	86,497,215

		$333,329,948
Precious Metals & Minerals – 0.5%
Paladin Resources Ltd. (a)(l)	3,845,055	$23,307,489
Railroad & Shipping – 1.0%
East Japan Railway Co.	6,354	$52,476,020
Real Estate – 1.3%
CapitaLand Ltd.	9,747,000	$47,338,696
Hypo Real Estate Holding AG (l)	389,540	20,656,556

		$67,995,252

3

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 2.3%
Linde AG (l)	902,600	$118,131,989
Specialty Stores – 0.9%
Kingfisher PLC	8,397,430	$26,305,011
NEXT PLC	574,630	20,565,048

		$46,870,059
Telecommunications - Wireless – 3.3%
America Movil S.A.B. de C.V., “L”, ADR	522,190	$32,198,235
MTN Group Ltd.	656,960	13,303,561
Philippine Long Distance Telephone Co.	141,980	10,252,154
Rogers Communications, Inc., “B”	345,260	14,333,955
Vodafone Group PLC	27,238,100	102,074,527

		$172,162,432
Telephone Services – 3.0%
Telefonica S.A.	3,000,550	$100,615,173
Telenor A.S.A.	1,559,050	36,217,398
TELUS Corp.	318,530	14,897,932

		$151,730,503
Trucking – 0.4%
TNT N.V.	552,420	$22,631,316
Utilities - Electric Power – 3.4%
E.ON AG (l)	713,940	$145,583,683
SUEZ S.A. (a)(l)	467,148	31,096,569

		$176,680,252

Total Common Stocks		$5,111,111,010
Collateral for Securities Loaned – 9.4%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	483,492,995	$483,492,995

Total Investments		$5,594,604,005
Other Assets, Less Liabilities – (8.7)%		(445,520,817)

Net Assets – 100.0%		$5,149,083,188

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Research International Fund

Supplemental Information (Unaudited) 11/30/07

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$4,778,359,406

Gross unrealized appreciation	$927,764,959
Gross unrealized depreciation	(111,520,360)

Net unrealized appreciation (depreciation)	$816,244,599

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Securities Lending Collateral

At November 30, 2007, the value of securities loaned was $479,440,920. These loans were collateralized by cash of $483,492,995 and U.S. Treasury obligations of $20,816,630.

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of November 30, 2007, are as follows:

United Kingdom	16.8%
Germany	14.7%
Japan	12.9%
France	11.7%
Switzerland	10.1%
Italy	3.9%
Netherlands	2.6%
India	2.4%
Spain	2.3%
Other Countries	22.6%

5

MFS® Technology Fund

11/30/07
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Technology Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07

Issuer	Shares/Par	Value ($)
Common Stocks – 96.7%
Broadcasting – 2.3%
XM Satellite Radio Holdings, Inc., “A” (a)(l)	205,653	$3,208,185
Computer Software – 21.1%
Microsoft Corp.	140,200	$4,710,720
MicroStrategy, Inc., “A” (a)(l)	63,400	6,393,890
MSC.Software Corp. (a)(l)	507,977	6,710,376
Salesforce.com, Inc. (a)(l)	85,203	4,833,566
VeriSign, Inc. (a)	173,608	7,100,567

		$29,749,119
Computer Software - Systems – 14.4%
Cray, Inc. (a)(l)	329,496	$1,920,962
EMC Corp. (a)(l)	246,331	4,746,798
International Business Machines Corp.	77,970	8,200,885
Network Appliance, Inc. (a)	113,912	2,814,766
Salary.com, Inc. (a)	203,540	2,727,436

		$20,410,847
Consumer Goods & Services – 1.1%
Alibaba.Com Ltd. (a)(z)	304,500	$1,562,371
Electronics – 30.7%
Flextronics International Ltd. (a)	938,262	$11,221,614
Intel Corp.	483,966	12,621,833
Marvell Technology Group Ltd. (a)	301,806	4,508,982
Microchip Technology, Inc.	36,500	1,050,835
National Semiconductor Corp. (l)	202,480	4,628,693
Nintendo Co. Ltd.	2,700	1,659,104
Samsung Electronics Co. Ltd., GDR	11,251	3,431,555
SanDisk Corp. (a)(l)	76,816	2,875,991
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	144,965	1,438,053

		$43,436,660
Internet – 6.7%
Google, Inc., “A” (a)	8,275	$5,734,575
Tencent Holdings Ltd.	357,000	2,684,456
Yahoo!, Inc. (a)	39,200	1,050,952

		$9,469,983
Leisure & Toys – 6.9%
Electronic Arts, Inc. (a)(l)	42,300	$2,376,837
Netdragon Websoft, Inc. (a)	511,000	977,884
Take-Two Interactive Software, Inc. (a)(l)	122,600	1,836,548
THQ, Inc. (a)(l)	105,900	2,589,255
Ubisoft Entertainment S.A. (a)	22,283	1,940,891

		$9,721,415
Network & Telecom – 10.2%
F5 Networks, Inc. (a)(l)	85,100	$2,248,342
Motorola, Inc.	111,910	1,787,203
Nokia Corp., ADR	94,300	3,708,819
Research In Motion Ltd. (a)	40,555	4,615,970
Sonus Networks, Inc. (a)(l)	313,080	2,060,066

		$14,420,400
Telecommunications - Wireless – 1.4%
NII Holdings, Inc. “B” (a)(l)	35,300	$1,947,148

1

MFS Technology Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 1.9%
AT&T, Inc.	70,100	$2,678,521

Total Common Stocks		$136,604,649

Issue/Expiration Date/Strike Price	Par Amount/ Number of Contracts	Value ($)
Put Options Purchased – 1.7%
Nvidia Corp. - March 2008 @ $40 (a)	38,700	$348,300
Nvidia Corp. - March 2008 @ $40 (a)	41,800	589,380
Sap Aktiengesellschaft - March 2008 @ $60 (a)	162,600	1,463,400

Total Put Options Purchased		$2,401,080

Issuer	Shares/Par	Value ($)
Short-Term Obligations – 0.8%
General Electric Capital Corp., 4.6%, due 12/03/07 (y)	$1,218,000	$1,217,689
Collateral for Securities Loaned – 23.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	33,157,726	$33,157,726

Total Investments(k)		$173,381,144

Issue/Expiration Date/Strike Price	Par Amount/ Number of Contracts	Value ($)
Call Options Written – 0.0%
Microsoft Corp. - December 2007 @ $40 (a)	$(79,900)	$(2,397)
Emc Corp. - December 2007 @ $25 (a)	(124,000)	(6,200)

Total Call Options Written		$(8,597)
Other Assets, Less Liabilities – (22.7)%		(32,118,598)

Net Assets – 100.0%		$141,262,546

(a)	Non-income producing security.

(k)	As of November 30, 2007, the fund had five securities that were fair valued, aggregating $2,392,483 and 1.39% of market value, in accordance with the policies adopted by the Board of Trustees.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
Alibaba.Com Ltd.	10/29/07 -11/14/07	$1,116,284	$1,562,371
% of Net Assets			1.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Technology Fund

Supplemental Information (Unaudited) 11/30/07

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$173,168,514

Gross unrealized appreciation	$9,649,381
Gross unrealized depreciation	(9,436,751)

Net unrealized appreciation (depreciation)	$212,630

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Securities Lending Collateral

At November 30, 2007, the value of securities loaned was $32,468,716. These loans were collateralized by cash of $33,157,726 and U.S. Treasury obligations of $98,235.

3

MFS® Core Growth Fund

11/30/07
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07

Issuer	Shares/Par	Value ($)
Common Stocks – 97.6%
Aerospace – 3.0%
Boeing Co.	262,000	$24,245,476
General Dynamics Corp.	289,000	25,657,420
Precision Castparts Corp.	43,430	6,398,976
United Technologies Corp.	243,830	18,231,169

		$74,533,041
Alcoholic Beverages – 0.9%
Diageo PLC	958,500	$21,547,876
Apparel Manufacturers – 0.5%
NIKE, Inc., “B”	195,320	$12,822,758
Biotechnology – 5.5%
Affymetrix, Inc. (a)	293,400	$6,117,390
Celgene Corp. (a)	194,140	11,949,317
Genentech, Inc. (a)	192,900	14,708,625
Genzyme Corp. (a)	604,910	45,325,906
Gilead Sciences, Inc. (a)	554,020	25,784,091
Millipore Corp. (a)(l)	372,090	30,466,729

		$134,352,058
Broadcasting – 1.0%
News Corp., “A”	1,168,200	$24,613,974
Brokerage & Asset Managers – 3.3%
Affiliated Managers Group, Inc. (a)(l)	164,700	$20,463,975
Bolsa de Mercadorias & Futuros (a)	146,400	1,987,846
Deutsche Boerse AG	75,600	14,187,801
ICAP PLC	1,322,403	18,753,844
Lehman Brothers Holdings, Inc.	297,900	18,657,477
Merrill Lynch & Co., Inc.	106,700	6,395,598

		$80,446,541
Business Services – 2.0%
Amdocs Ltd. (a)	565,940	$18,726,955
Fidelity National Information Services, Inc.	162,800	7,036,216
Satyam Computer Services Ltd., ADR (l)	460,200	12,038,832
Western Union Co.	493,200	11,146,320

		$48,948,323
Chemicals – 1.0%
3M Co.	159,040	$13,241,670
Monsanto Co.	110,740	11,004,234

		$24,245,904
Computer Software – 6.0%
Microsoft Corp.	2,043,120	$68,648,832
NAVTEQ Corp. (a)	78,100	5,848,909
Oracle Corp. (a)	1,183,186	23,876,693
Salesforce.com, Inc. (a)	88,700	5,031,951
VeriSign, Inc. (a)	1,094,400	44,760,960

		$148,167,345
Computer Software - Systems – 5.2%
Apple Computer, Inc. (a)	212,690	$38,756,372
EMC Corp. (a)	1,447,070	27,885,039
Hewlett-Packard Co.	611,600	31,289,456
International Business Machines Corp.	284,880	29,963,678

		$127,894,545

1

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Conglomerates – 0.5%
Siemens AG	81,400	$12,357,324
Consumer Goods & Services – 3.8%
Apollo Group, Inc., “A” (a)	202,300	$15,479,996
Avon Products, Inc.	779,030	31,979,182
Clorox Co.	93,500	6,066,280
Colgate-Palmolive Co.	151,200	12,108,096
Procter & Gamble Co.	362,290	26,809,460

		$92,443,014
Electrical Equipment – 3.4%
Danaher Corp.	493,480	$42,843,934
General Electric Co.	541,530	20,735,184
Rockwell Automation, Inc.	72,270	4,906,410
Tyco Electronics Ltd.	409,700	15,318,683

		$83,804,211
Electronics – 4.0%
Flextronics International Ltd. (a)	1,636,300	$19,570,148
Intel Corp.	1,860,290	48,516,363
Nintendo Co. Ltd.	21,500	13,211,382
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,723,900	17,101,088

		$98,398,981
Energy - Independent – 1.9%
Apache Corp.	190,800	$18,467,532
Ultra Petroleum Corp. (a)	161,990	10,513,151
XTO Energy, Inc.	302,950	18,728,369

		$47,709,052
Energy - Integrated – 1.5%
Hess Corp.	506,060	$36,041,593
Engineering - Construction – 0.7%
Fluor Corp.	113,500	$16,703,795
Food & Beverages – 4.6%
Archer Daniels Midland Co.	339,900	$12,355,365
Coca-Cola Co.	171,000	10,619,100
General Mills, Inc.	388,500	23,368,275
Nestle S.A.	87,970	42,231,200
PepsiCo, Inc.	315,220	24,328,680

		$112,902,620
Food & Drug Stores – 1.9%
CVS Caremark Corp.	916,236	$36,731,901
Walgreen Co.	64,000	2,341,760
Whole Foods Market, Inc.	145,100	6,240,751

		$45,314,412
Gaming & Lodging – 1.5%
International Game Technology	110,080	$4,806,093
Royal Caribbean Cruises Ltd. (l)	779,250	31,606,380

		$36,412,473
General Merchandise – 2.2%
Kohl’s Corp. (a)	626,000	$30,849,280
Target Corp.	370,980	22,281,059

		$53,130,339

2

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 1.6%
UnitedHealth Group, Inc.	116,000	$6,380,000
WellPoint, Inc. (a)	402,680	33,909,683

		$40,289,683
Insurance – 0.8%
Aflac, Inc.	162,440	$10,175,242
Prudential Financial, Inc.	89,500	8,425,530

		$18,600,772
Internet – 3.6%
Google, Inc., “A” (a)	102,735	$71,195,355
Yahoo!, Inc. (a)	642,900	17,236,149

		$88,431,504
Leisure & Toys – 1.0%
Electronic Arts, Inc. (a)	384,800	$21,621,912
Ubisoft Entertainment S.A. (a)	45,342	3,949,373

		$25,571,285
Machinery & Tools – 0.9%
AGCO Corp. (a)	39,900	$2,750,706
Bucyrus International, Inc., “A”	211,900	18,585,749

		$21,336,455
Major Banks – 2.7%
Bank of New York Mellon Corp.	662,215	$31,759,831
State Street Corp.	437,950	34,987,826

		$66,747,657
Medical & Health Technology & Services – 0.5%
Laboratory Corp. of America Holdings (a)	173,300	$12,593,711
Medical Equipment – 7.0%
Applera Corp.	151,100	$5,161,576
Becton, Dickinson & Co.	602,300	49,828,279
C.R. Bard, Inc.	100,400	8,486,812
Medtronic, Inc. (l)	737,340	37,493,739
St. Jude Medical, Inc. (a)	318,090	12,644,078
Synthes, Inc.	161,900	20,253,603
Thermo Fisher Scientific, Inc. (a)(l)	633,250	36,500,530

		$170,368,617
Metals & Mining – 0.5%
BHP Billiton Ltd., ADR (l)	166,300	$12,610,529
Network & Telecom – 4.6%
Cisco Systems, Inc. (a)	1,218,480	$34,141,810
Corning, Inc.	1,029,000	24,994,410
Nokia Corp., ADR (l)	650,410	25,580,625
QUALCOMM, Inc.	372,020	15,170,976
Research In Motion Ltd. (a)	120,460	13,710,757

		$113,598,578
Oil Services – 2.1%
Halliburton Co.	197,570	$7,233,038
Schlumberger Ltd.	325,530	30,420,779
Weatherford International Ltd. (a)	235,500	14,747,010

		$52,400,827

3

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 2.1%
American Express Co.	430,210	$25,373,786
UBS AG	493,850	24,929,548

		$50,303,334
Pharmaceuticals – 8.1%
Abbott Laboratories	773,740	$44,497,787
Allergan, Inc.	267,340	17,922,474
Elan Corp. PLC, ADR (a)	518,120	11,932,304
Merck & Co., Inc.	664,060	39,418,602
Roche Holding AG	208,960	39,811,582
Schering-Plough Corp.	1,414,000	44,258,200

		$197,840,949
Printing & Publishing – 0.3%
McGraw-Hill Cos., Inc.	162,400	$7,970,592
Restaurants – 0.7%
YUM! Brands, Inc.	477,000	$17,720,550
Specialty Chemicals – 1.3%
Praxair, Inc.	365,930	$31,243,103
Specialty Stores – 2.7%
Lowe’s Cos., Inc. (l)	289,830	$7,074,750
Nordstrom, Inc.	456,680	15,317,047
Staples, Inc.	1,884,560	44,664,072

		$67,055,869
Telecommunications - Wireless – 1.6%
America Movil S.A.B. de C.V., “L”, ADR	537,160	$33,121,286
Rogers Communications, Inc., “B”	147,600	6,178,536

		$39,299,822
Trucking – 0.3%
FedEx Corp.	63,160	$6,219,365
Utilities - Electric Power – 0.8%
AES Corp. (a)	855,690	$18,696,827

Total Common Stocks		$2,391,690,208
Short-Term Obligations – 1.3%
General Electric Co., 4.52%, due 12/27/07	$31,808,000	$31,704,165
Repurchase Agreements – 2.9%
Merrill Lynch & Co., 4.62%, dated 11/30/07, due 12/03/07, total to be received $71,581,171 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$71,554,000	$71,554,000
Collateral for Securities Loaned – 2.2%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	53,741,549	$53,741,549

Total Investments		$2,548,689,922
Other Assets, Less Liabilities – (4.0)%		(97,286,524)

Net Assets – 100.0%		$2,451,403,398

4

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Core Growth Fund

Supplemental Information (Unaudited) 11/30/07

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,461,000,887

Gross unrealized appreciation	$130,517,112
Gross unrealized depreciation	(42,828,077)

Net unrealized appreciation (depreciation)	$87,689,035

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Securities Lending Collateral

At November 30, 2007, the value of securities loaned was $53,450,186. These loans were collateralized by cash of $53,741,549 and U.S. Treasury obligations of $858,179.

6

MFS® Value Fund

11/30/07
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07

Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace – 8.0%
Lockheed Martin Corp.	4,246,600	$469,971,222
Northrop Grumman Corp.	2,236,410	176,206,744
Raytheon Co.	430,400	26,620,240
United Technologies Corp.	2,383,070	178,182,144

		$850,980,350
Alcoholic Beverages – 1.1%
Diageo PLC	5,337,699	$119,995,907
Apparel Manufacturers – 1.6%
NIKE, Inc., “B”	2,520,800	$165,490,520
Automotive – 0.5%
Johnson Controls, Inc.	1,393,900	$53,832,418
Broadcasting – 1.8%
Citadel Broadcasting Corp. (l)	108,089	$248,605
E.W. Scripps Co., “A” (l)	631,490	27,438,241
Omnicom Group, Inc.	656,000	31,980,000
Viacom, Inc., “B” (a)	1,025,531	43,092,813
Walt Disney Co.	1,424,520	47,222,838
WPP Group PLC	3,406,460	43,019,351

		$193,001,848
Brokerage & Asset Managers – 4.0%
Franklin Resources, Inc.	638,420	$78,640,576
Goldman Sachs Group, Inc.	866,720	196,433,421
Lehman Brothers Holdings, Inc. (l)	962,530	60,283,254
Merrill Lynch & Co., Inc.	1,430,090	85,719,595

		$421,076,846
Business Services – 1.1%
Accenture Ltd., “A”	3,227,330	$111,536,525
Chemicals – 2.1%
Dow Chemical Co.	889,920	$37,323,245
PPG Industries, Inc.	2,050,650	140,756,616
Syngenta AG	186,260	45,861,029

		$223,940,890
Computer Software – 1.5%
Oracle Corp. (a)	7,862,480	$158,664,846
Computer Software - Systems – 1.9%
Hewlett-Packard Co.	1,866,690	$95,499,860
International Business Machines Corp.	1,016,410	106,906,004

		$202,405,864
Construction – 2.4%
Masco Corp. (l)	5,867,190	$131,425,056
Sherwin-Williams Co. (l)	744,680	46,788,244
Toll Brothers, Inc. (a)(l)	3,591,920	74,244,986

		$252,458,286
Consumer Goods & Services – 2.0%
Procter & Gamble Co.	2,830,540	$209,459,960
Containers – 0.2%
Smurfit-Stone Container Corp. (a)(l)	1,547,940	$17,042,819
Electrical Equipment – 1.4%
Rockwell Automation, Inc.	1,005,640	$68,272,900

1

MFS Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
W.W. Grainger, Inc. (l)	922,710	$81,475,293

		$149,748,193
Electronics – 1.5%
Intel Corp.	6,197,340	$161,626,627
Energy - Independent – 2.9%
Apache Corp.	1,072,970	$103,852,766
Devon Energy Corp. (l)	1,543,420	127,810,610
EOG Resources, Inc. (l)	918,290	76,016,046

		$307,679,422
Energy - Integrated – 9.8%
Chevron Corp.	974,174	$85,503,252
ConocoPhillips	1,648,980	131,984,359
Exxon Mobil Corp.	3,304,080	294,591,773
Hess Corp.	2,053,010	146,215,372
Marathon Oil Corp.	866,950	48,462,505
Royal Dutch Shell PLC, ADR	690,640	56,238,815
TOTAL S.A., ADR	3,390,857	274,388,148

		$1,037,384,224
Food & Beverages – 3.7%
General Mills, Inc.	879,100	$52,877,865
Kellogg Co.	2,190,519	118,375,647
Nestle S.A.	273,952	131,514,398
PepsiCo, Inc.	1,114,326	86,003,681

		$388,771,591
Food & Drug Stores – 0.9%
CVS Caremark Corp.	2,309,597	$92,591,744
Forest & Paper Products – 0.0%
AbitibiBowater, Inc. (l)	183,606	$4,123,791
Gaming & Lodging – 1.2%
Royal Caribbean Cruises Ltd. (l)	3,161,680	$128,237,741
General Merchandise – 1.3%
Macy’s, Inc.	4,788,070	$141,966,276
Health Maintenance Organizations – 2.1%
UnitedHealth Group, Inc.	1,333,490	$73,341,950
WellPoint, Inc. (a)	1,738,300	146,382,243

		$219,724,193
Insurance – 8.2%
Allstate Corp.	5,909,141	$302,075,288
Chubb Corp.	1,153,460	62,921,243
Genworth Financial, Inc., “A”	3,019,020	79,219,085
Hartford Financial Services Group, Inc.	1,148,885	109,511,718
MetLife, Inc.	3,649,370	239,362,178
Prudential Financial, Inc.	835,890	78,690,685

		$871,780,197
Machinery & Tools – 0.7%
Deere & Co.	190,116	$32,661,929
Eaton Corp.	259,620	23,186,662
Timken Co.	750,090	23,920,370

		$79,768,961

2

MFS Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 7.9%
Bank of America Corp.	6,119,555	$282,295,072
Bank of New York Mellon Corp.	4,285,648	205,539,678
PNC Financial Services Group, Inc.	1,539,140	112,680,439
State Street Corp.	1,202,090	96,034,970
SunTrust Banks, Inc.	1,929,840	135,301,082

		$831,851,241
Other Banks & Diversified Financials – 5.8%
American Express Co.	1,284,340	$75,750,373
Citigroup, Inc.	5,534,530	184,299,849
Fannie Mae	3,780,530	145,247,963
Freddie Mac	852,940	29,912,606
UBS AG	3,582,970	181,191,658

		$616,402,449
Pharmaceuticals – 7.7%
Abbott Laboratories	1,179,630	$67,840,521
GlaxoSmithKline PLC	2,110,880	55,920,571
Johnson & Johnson	3,965,350	268,612,809
Merck & Co., Inc.	3,100,450	184,042,712
Pfizer, Inc.	2,171,130	51,586,049
Wyeth	3,871,450	190,088,195

		$818,090,857
Printing & Publishing – 0.1%
New York Times Co., “A” (l)	626,118	$10,330,947
Railroad & Shipping – 0.9%
Burlington Northern Santa Fe Corp.	982,210	$82,034,179
Norfolk Southern Corp.	220,230	11,277,978

		$93,312,157
Specialty Chemicals – 1.2%
Air Products & Chemicals, Inc.	780,798	$77,330,234
Praxair, Inc.	626,940	53,528,137

		$130,858,371
Specialty Stores – 0.9%
Advance Auto Parts, Inc.	576,800	$20,741,728
Lowe’s Cos., Inc.	663,580	16,197,988
Staples, Inc.	2,496,600	59,169,420

		$96,109,136
Telecommunications - Wireless – 1.8%
Sprint Nextel Corp.	4,862,990	$75,473,605
Vodafone Group PLC	29,733,903	111,427,525

		$186,901,130
Telephone Services – 2.4%
AT&T, Inc.	2,779,880	$106,219,215
Embarq Corp.	1,469,729	74,882,693
TELUS Corp. (non-voting shares)	411,913	19,055,683
Verizon Communications, Inc.	1,195,190	51,644,160

		$251,801,751
Tobacco – 3.9%
Altria Group, Inc.	5,275,550	$409,171,658
Utilities - Electric Power – 4.2%
Dominion Resources, Inc. (l)	2,794,760	$131,996,515

3

MFS Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Entergy Corp.	704,160	$84,175,286
FPL Group, Inc.	1,730,090	120,691,078
PG&E Corp.	701,000	32,435,270
PPL Corp.	660,100	33,638,696
Public Service Enterprise Group, Inc.	413,770	39,614,340

		$442,551,185
Total Common Stocks		$10,450,670,921
Short-Term Obligations – 0.5%
General Electric Capital Corp., 4.6%, due 12/03/07 (y)	$50,000,000	$49,987,222
Repurchase Agreements – 0.9%
Merrill Lynch, 4.62%, dated 11/30/07, due 12/03/07, total to be received $93,614, 028 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$93,578,000	$93,578,000
Collateral for Securities Loaned – 3.6%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	390,180,294	$390,180,294

Total Investments		$10,984,416,437
Other Assets, Less Liabilities – (3.7)%		(399,593,559)

Net Assets – 100.0%		$10,584,822,878

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Value Fund

Supplemental Information (Unaudited) 11/30/07

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$8,582,727,085

Gross unrealized appreciation	$2,737,630,106
Gross unrealized depreciation	(335,940,754)

Net unrealized appreciation (depreciation)	$2,401,689,352

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Securities Lending Collateral

At November 30, 2007, the value of securities loaned was $381,165,499. These loans were collateralized by cash of $390,180,294 and U.S. Treasury obligations of $142,019.

5

MFS® Cash Reserve Fund

11/30/07
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Cash Reserve Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07

Issuer	Shares/Par	Value ($)
Certificates of Deposit – 19.7%
Financial Institutions – 3.8%
Swedbank, 4.88%, due 2/11/08	$17,200,000	$17,200,000
Major Banks – 6.4%
Barclays Bank PLC, 4.99%, due 1/23/08	$15,779,000	$15,779,000
Royal Bank of Canada, NY Branch, 4.75%, due 12/28/07	8,645,000	8,645,000
Bank of Scotland PLC, 4.845%, due 2/04/08	4,205,000	4,205,000

		$28,629,000
Other Banks & Diversified Financials – 9.5%
Citibank N.A., 4.93%, due 12/20/07	$15,400,000	$15,400,000
DEPFA Bank PLC, 5.125%, due 1/23/08	10,323,000	10,323,000
Fortis Bank, NY, 4.82%, due 2/07/08	16,920,000	16,920,000
		$42,643,000

Total Certificates of Deposit, at Amortized Cost and Value		$88,472,000
Commercial Paper – 75.6% (y)
Automotive – 4.0%
Toyota Motor Credit Corp., 4.68%, due 3/28/08	$18,350,000	$18,068,511
Brokerage & Asset Managers – 9.7%
Goldman Sachs Group, Inc., 4.8%, due 1/31/08	$17,429,000	$17,287,244
Merrill Lynch & Co., Inc., 5%, due 3/20/08	8,095,000	7,971,326
Morgan Stanley, Inc., 5.45%, due 12/21/07	18,189,000	18,133,928

		$43,392,498
Consumer Goods & Services – 0.6%
Procter & Gamble Co., 4.75%, due 12/14/07 (t)	$2,697,000	$2,692,374
Financial Institutions – 9.0%
American Express Credit Corp., 4.71%, due 12/21/07	$5,997,000	$5,981,308
American Express Credit Corp., 4.68%, due 2/08/08	9,677,000	9,590,197
Cargill, Inc., 4.74%, due 2/13/08 (t)	7,113,000	7,043,696
General Electric Capital Corp., 5.17%, due 1/23/08	11,480,000	11,392,621
General Electric Capital Corp., 4.65%, due 3/27/08	6,700,000	6,598,746

		$40,606,568
Food & Beverages – 6.2%
Archer Daniels Midland Co., 4.5%, due 12/20/07 - 1/29/08 (t)	$18,260,000	$18,162,517
Coca-Cola Co., 4.97%, due 12/13/07 (t)	3,505,000	3,499,193
Hershey Foods Corp., 4.5%, due 1/14/08 (t)	6,120,000	6,086,340

		$27,748,050
Insurance – 3.9%
AIG Funding, Inc., 4.85%, due 2/01/08	$17,677,000	$17,529,348
Major Banks – 25.4%
ABN Amro North America Finance, Inc., 5.105%, due 1/10/08	$17,207,000	$17,109,398
Abbey National North America LLC, 5.21%, due 12/06/07	15,855,000	15,843,527
BNP Paribas Finance, Inc., 4.663%, due 1/14/08	17,509,000	17,409,212
Bank of America Corp., 4.94%, due 12/21/07	17,385,000	17,337,288
JPMorgan Chase & Co., 5.05%, due 1/04/08	14,923,000	14,851,825
JPMorgan Chase & Co., 5.03%, due 1/22/08	3,173,000	3,149,946
Natexis Banques Populaires, 4.995%, due 12/03/07	14,851,000	14,846,879
Societe Generale North America, Inc., 5.155%, due 1/09/08	13,730,000	13,653,324

		$114,201,399
Medical Equipment – 0.5%
Pfizer, Inc., 4.43%, due 4/29/08 (t)	$2,200,000	$2,159,392

1

MFS Cash Reserve Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Commercial Paper(y) – continued
Network & Telecom – 2.7%
AT&T, Inc., 4.53%, due 12/12/07 - 12/20/07 (t)	$12,000,000	$11,973,324

		$11,973,324
Other Banks & Diversified Financials – 9.6%
Citigroup Funding, Inc., 4.88%, due 2/25/08	$2,606,000	$2,575,620
DEPFA Bank PLC, 4.98%, due 12/21/07 (t)	7,000,000	6,980,633
Dexia Delaware LLC, 5.02%, due 12/07/07	15,570,000	15,556,973
UBS Finance Delaware LLC, 4.875%, due 2/19/08	7,967,000	7,880,691
UBS Finance Delaware LLC, 5.33%, due 2/19/08	5,822,000	5,753,042
UBS Finance Delaware LLC, 4.86%, due 1/02/08	4,514,000	4,494,500

		$43,241,459
Retailers – 4.0%
WalMart Stores, Inc., 4.71%, due 12/03/07 (t)	$17,844,000	$17,839,331

Total Commercial Paper, at Amortized Cost and Value		$339,452,254
Repurchase Agreements – 5.1%
Merrill Lynch, 4.62%, dated 11/30/07, due 12/03/07, total to be received $22,913,818 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$22,905,000	$22,905,000

Total Investments, at Amortized Cost and Value		$450,829,254
Other Assets, Less Liabilities – (0.4)%		(1,716,553)

Net Assets – 100.0%		$449,112,701

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purpose is $450,829,254.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS® New Discovery Fund

11/30/07
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07

Issuer	Shares/Par	Value ($)
Common Stocks – 99.9%
Airlines – 0.6%
Allegiant Travel Co. (a)	103,220	$3,653,986
Alcoholic Beverages – 0.1%
Castle Brands, Inc. (a)(l)	184,810	$212,532
Castle Brands, Inc. (a)(z)	277,200	318,780

		$531,312
Apparel Manufacturers – 0.9%
Quiksilver, Inc. (a)(l)	538,030	$5,703,118
Biotechnology – 2.4%
Millipore Corp. (a)(l)	163,710	$13,404,575
Nanosphere, Inc. (a)	171,800	2,477,356

		$15,881,931
Brokerage & Asset Managers – 1.0%
E*TRADE Financial Corp. (a)(l)	324,770	$1,493,942
HFF, Inc., “A” (a)	350,080	2,391,046
Thomas Weisel Partners Group (a)(l)	173,140	2,378,944

		$6,263,932
Business Services – 6.3%
Bright Horizons Family Solutions, Inc. (a)(l)	178,933	$6,761,878
Constant Contact, Inc. (a)	70,300	1,338,512
Corporate Executive Board Co. (l)	301,520	20,228,977
CoStar Group, Inc. (a)(l)	105,100	5,064,769
iGate Corp. (a)(l)	465,538	3,938,451
Syntel, Inc.	103,760	3,738,473

		$41,071,060
Chemicals – 0.4%
Nalco Holding Co.	123,370	$2,955,945
Computer Software – 3.5%
ACI Worldwide, Inc. (a)(l)	551,605	$12,593,142
CommVault Systems, Inc. (a)	336,800	7,500,536
Guidance Software, Inc. (a)	255,225	3,141,820

		$23,235,498
Computer Software - Systems – 1.3%
Deltek, Inc. (a)	232,820	$4,255,950
Enernoc, Inc. (a)(l)	38,220	1,749,329
PROS Holdings, Inc. (a)	140,060	2,409,032

		$8,414,311
Construction – 3.0%
D.R. Horton, Inc. (l)	579,270	$6,933,862
Dayton Superior Corp. (a)(l)	425,110	1,751,453
M.D.C. Holdings, Inc. (l)	318,090	11,257,205

		$19,942,520
Consumer Goods & Services – 3.1%
Central Garden & Pet Co., “A” (a)(l)	1,558,020	$8,179,605
Knot, Inc. (a)(l)	208,260	2,749,032
NutriSystem, Inc. (a)(l)	169,860	4,271,979
Physicians Formula Holdings, Inc. (a)	388,080	5,033,398

		$20,234,014
Electronics – 8.2%
ARM Holdings PLC	4,206,630	$11,464,164

1

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
ATMI, Inc. (a)	328,170	$9,874,635
Hittite Microwave Corp. (a)(l)	285,590	12,334,632
Intersil Corp., “A”	216,220	5,392,527
Jabil Circuit, Inc.	386,320	6,548,124
MathStar, Inc. (a)	462,260	439,147
PLX Technology, Inc. (a)(l)	273,970	2,695,865
Volterra Semiconductor Corp. (a)(l)	432,770	5,357,693

		$54,106,787
Energy - Independent – 2.4%
EXCO Resources, Inc. (a)(l)	345,510	$4,830,230
Goodrich Petroleum Corp. (a)(l)	229,020	5,594,959
Kodiak Oil & Gas Corp. (a)(l)	1,040,140	2,475,533
Sandridge Energy, Inc. (a)	82,860	2,630,805

		$15,531,527
Engineering - Construction – 2.8%
North American Energy Partners, Inc. (a)	738,690	$9,529,101
Quanta Services, Inc. (a)(l)	325,119	8,901,758

		$18,430,859
Food & Beverages – 1.5%
Diamond Foods, Inc.	288,419	$5,771,264
Hain Celestial Group, Inc. (a)(l)	127,040	4,202,483

		$9,973,747
Food & Drug Stores – 0.6%
Susser Holdings Corp. (a)	154,210	$3,636,272
Forest & Paper Products – 1.0%
Universal Forest Products, Inc. (l)	228,940	$6,549,973
Gaming & Lodging – 1.9%
Melco PBL Entertainment Ltd., ADR (a)(l)	141,990	$2,057,435
WMS Industries, Inc. (a)(l)	306,710	10,244,114

		$12,301,549
General Merchandise – 2.5%
99 Cents Only Stores (a)(l)	757,270	$6,103,596
Stage Stores, Inc.	629,325	10,648,179

		$16,751,775
Internet – 1.1%
TechTarget, Inc. (a)	508,480	$6,945,837
Leisure & Toys – 2.7%
Take-Two Interactive Software, Inc. (a)(l)	439,960	$6,590,601
THQ, Inc. (a)(l)	463,494	11,332,428

		$17,923,029
Machinery & Tools – 2.0%
Polypore International, Inc. (a)	759,020	$13,214,538
Medical & Health Technology & Services – 6.8%
Animal Health International, Inc. (a)	348,350	$4,180,200
Genoptix Inc. Com (a)	81,990	2,180,934
Healthcare Services Group, Inc. (l)	397,110	8,696,709
IDEXX Laboratories, Inc. (a)	203,210	12,294,205
MWI Veterinary Supply, Inc. (a)(l)	403,170	16,965,394

		$44,317,442

2

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 16.3%
ABIOMED, Inc. (a)(l)	410,200	$5,271,070
Advanced Medical Optics, Inc. (a)(l)	473,690	11,946,462
AngioDynamics, Inc. (a)	325,053	6,309,279
Aspect Medical Systems, Inc. (a)(l)	636,393	9,456,800
AtriCure, Inc. (a)	231,900	2,659,893
Conceptus, Inc. (a)(l)	589,800	11,849,082
Cooper Cos., Inc. (l)	165,970	7,141,689
Cyberonics, Inc. (a)(l)	315,385	4,301,851
Dexcom, Inc. (a)(l)	309,110	2,673,802
Haemonetics Corp. (a)	101,510	5,888,595
Immucor, Inc. (a)	141,690	4,699,857
Insulet Corp. (a)(l)	195,770	5,375,844
NxStage Medical, Inc. (a)(l)	427,610	5,499,065
ResMed, Inc. (a)(l)	249,640	11,433,512
Somanetics Corp. (a)	101,588	2,032,776
Thoratec Corp. (a)(l)	538,790	10,554,896

		$107,094,473
Network & Telecom – 3.7%
NICE Systems Ltd., ADR (a)	488,758	$15,923,736
Polycom, Inc. (a)	248,600	6,033,522
Sonus Networks, Inc. (a)(l)	377,020	2,480,792

		$24,438,050
Oil Services – 1.8%
Exterran Holdings, Inc. (a)(l)	110,950	$8,880,438
Natural Gas Services Group, Inc. (a)	147,250	2,656,390

		$11,536,828
Other Banks & Diversified Financials – 1.4%
New York Community Bancorp, Inc. (l)	238,880	$4,445,557
Signature Bank (a)(l)	131,790	4,882,820

		$9,328,377
Personal Computers & Peripherals – 2.5%
Mellanox Technologies Ltd. (a)(l)	303,900	$5,391,186
Nuance Communications, Inc. (a)	559,629	11,293,313

		$16,684,499
Pharmaceuticals – 1.5%
Cadence Pharmaceuticals, Inc. (a)(l)	173,810	$2,339,483
Medicis Pharmaceutical Corp., “A” (l)	245,920	6,615,248
Synta Pharmaceuticals Corp. (a)(l)	140,800	1,048,960

		$10,003,691
Printing & Publishing – 1.0%
MSCI, Inc., “A” (a)	236,940	$6,551,391
Restaurants – 7.7%
Einstein Noah Restaurant Group, Inc. (a)	216,400	$3,862,740
McCormick & Schmick’s Seafood Restaurant, Inc. (a)	314,270	4,607,198
Panera Bread Co., “A” (a)(l)	404,290	16,199,900
Peet’s Coffee & Tea, Inc. (a)(l)	147,550	3,942,536
Red Robin Gourmet Burgers, Inc. (a)(l)	333,240	13,182,974
Texas Roadhouse, Inc., “A” (a)(l)	678,710	8,544,959

		$50,340,307

3

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/07 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 0.3%
Metabolix, Inc. (a)(l)			84,160	$1,811,123
Specialty Stores – 6.5%
A.C. Moore Arts & Crafts, Inc. (l)			288,220	$4,574,051
CarMax, Inc. (a)(l)			372,800	8,525,936
Citi Trends, Inc. (a)(l)			658,930	10,180,469
Dick’s Sporting Goods, Inc. (a)			96,970	3,031,282
Lumber Liquidators, Inc. (a)			381,900	3,433,281
Monro Muffler Brake, Inc.			240,185	5,060,698
Urban Outfitters, Inc. (a)(l)			299,560	7,848,472

				$42,654,189
Telephone Services – 1.1%
Global Crossing Ltd. (a)(l)			385,470	$7,065,665

Total Common Stocks				$655,079,555
Warrants – 0.0%
	Strike Price	First Exercise
Alcoholic Beverages – 0.0%
Castle Brands, Inc. (a)(z)	$6.57	5/08/07	110,880	$118
Short-Term Obligations – 0.3%
General Electric Capital Corp., 4.6%, due 12/03/07			$2,051,000	$2,050,476
Collateral for Securities Loaned – 23.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value			154,054,753	$154,054,753

Total Investments(k)				$811,184,902
Other Assets, Less Liabilities – (23.7)%				(155,190,531)

Net Assets – 100.0%				$655,994,371

(a)	Non-income producing security.

(k)	As of November 30, 2007, the fund had two securities that were fair valued, aggregating $318,898 and 0.04% of market value, in accordance with the policies adopted by the Board of Trustees.
(l)	All or a portion of this security is on loan.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
Castle Brands, Inc.	4/19/07	$1,499,159	$318,780
Castle Brands, Inc. (warrants)	4/18/07	155,725	118

Total Restricted Securities			$318,898
% of Net Assets			0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS New Discovery Fund

Supplemental Information (Unaudited) 11/30/07

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$861,437,731

Gross unrealized appreciation	$60,496,664
Gross unrealized depreciation	(110,749,493)

Net unrealized appreciation (depreciation)	$(50,252,829)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Securities Lending Collateral

At November 30, 2007, the value of securities loaned was $151,611,845. These loans were collateralized by cash of $154,054,753 and U.S. Treasury obligations of $1,573,221.

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: January 16, 2008

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 16, 2008

*	Print name and title of each signing officer under his or her signature.